Financial Instruments - Summary of Financial Assets Represents Maximum Credit Exposure (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	$ 12,486,884	$ 9,507,004	$ 3,572,344
Trade receivables	15,225,553	9,804,920
Beginning balance	4,129,370
Ending balance	5,363,657	4,129,370
Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	12,486,884	9,507,004
Trade receivables	15,225,553	9,804,920
Exposure to credit risk	27,712,437	19,311,924
Beginning balance	4,129,370	2,344,684
Write-offs	(4,065,645)	(2,180,257)
Provision	5,302,732	3,964,943
Other	(2,800)
Ending balance	$ 5,363,657	$ 4,129,370